Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities recorded at fair value on a recurring basis as of December 31, 2011 and 2010 are set forth as follows:

		Fair Value Measurements at Reporting Date Using
In millions	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deposits held in money market funds*	$33	$33	$—	$—
Available for sale securities**	10	10	—	—
Foreign exchange forward and option contracts ***	6	—	6	—
Total	$49	$43	$6	$—
Liabilities:
Interest rate swap ****	$9	$—	$9	$—
Foreign exchange forward contracts****	3	—	3	—
Total	$12	$—	$12	$—

		Fair Value Measurements at Reporting Date Using
In millions	Fair Value as of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deposits held in money market funds*	$155	$155	$—	$—
Available for sale securities**	11	11	—	—
Foreign exchange forward contracts ***	9	—	9	—
Total	$175	$166	$9	$—
Liabilities:
Foreign exchange forward contracts****	$3	$—	$3	$—
Total	$3	$—	$3	$—
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*    Included in Cash and cash equivalents in the Consolidated Balance Sheets.
**    Included in Other assets in the Consolidated Balance Sheets.
***    Included in Other current assets in the Consolidated Balance Sheets.
****    Included in Other current liabilities in the Consolidated Balance Sheets.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]
The following table presents the nonrecurring losses recognized for the years ended December 31, and the carrying value and asset classification of the related assets as of December 31:

In millions	2011		2010
	Carrying Value	Total Losses	Carrying Value	Total Losses
Property, plant and equipment	$365	$(81)	$—	$—
Goodwill	913	(5)	—	—
Definite-lived intangible assets	312	(2)	—
Investment in MOD Systems	—	—	—	(14)
Total	$1,590	$(88)	$—	$(14)